Risk management - Maximum exposure to credit risk (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 398,471,816	[1]	$ 269,602,041	₩ 373,148,148	[1]
Financial assets at FVTPL	[2]	17,076,619			12,930,109
Financial assets at FVTOCI		42,922,671			36,694,111
Securities at amortized cost		19,203,177		12,992,677	23,996,172
Derivative assets (Designated for hedging)		175,191		$ 118,532	26,708
Off balance sheet item
Off-balance accounts		150,474,850			140,622,493
Total		628,324,324			587,417,741
Financial guarantee		4,156,790			3,661,656
Korean treasury and government agencies
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	229,126			2,297,088
Corporates
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	179,986,851			159,343,530
Banks
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	23,593,313			21,996,558
Consumers
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	194,662,526			189,510,972
Deposits
Categories of financial assets
Financial assets at FVTPL	[2]	73,951			39,241
Debt securities
Categories of financial assets
Financial assets at FVTPL	[2]	6,801,288			6,307,238
Loans
Categories of financial assets
Financial assets at FVTPL	[2]	104,177			782,716
Derivative assets
Categories of financial assets
Financial assets at FVTPL	[2]	10,094,532			5,798,329
Other financial assets
Categories of financial assets
Financial assets at FVTPL	[2]	2,671			2,585
Debt securities at FVTOCI
Categories of financial assets
Financial assets at FVTOCI		42,922,671			36,694,111
Debt securities at amortized cost
Categories of financial assets
Securities at amortized cost		19,203,177			23,996,172
Derivative assets (Designated for hedging)
Categories of financial assets
Derivative assets (Designated for hedging)		175,191			26,708
Payment Guarantees
Off balance sheet item
Off-balance accounts	[3]	16,611,262			13,793,301
Loan commitments
Off balance sheet item
Off-balance accounts		₩ 133,863,588			₩ 126,829,192

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	As of December 31, 2023 and 2024, the financial guarantee amount of 3,661,656 million Won and 4,156,790 million Won are included, respectively.